Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current and deferred federal tax expense (benefit)
Current expense	$ 0.4	$ 0.3	$ 0.4
Deferred expense (benefit)	(0.1)	0.1	1.8
Total income tax expense	$ 0.3	$ 0.4	$ 2.2